Risk management (Tables)	12 Months Ended
Dec. 31, 2019
Risk management
Summary of sensitivity to reasonably possible changes in US Dollar and Euro exchange rates against Ruble

		Effect on profit before tax
	change in US Dollar	Gain/(loss)
2019	+13%	147
	- 11%	(124)

2018	+14%	329
	- 14%	(329)

		Effect on profit before tax
	change in Euro	Gain/(loss)
2019	+13%	192
	- 11%	(162)

2018	+14%	196
	- 14%	(196)

Summary of maturity profile of financial liabilities

		Due:
				More than a
	Total	On demand	Within a year	year
Debt (Note 18)	1,545	—	—	1,545
Lease liabilities (Note 23)	1,357	—	340	1,017
Trade and other payables (Note 19)	27,295	27,295	—	—
Customer accounts and amounts due to banks (Note 20)	21,963	18,712	2,807	444
Total as of December 31, 2019	52,160	46,007	3,147	3,006

		Due:
				More than a
	Total	On demand	Within a year	year
Trade and other payables (Note 19)	27,499	27,499	—	—
Customer accounts and amounts due to banks (Note 20)	18,105	16,002	1,866	237
Total as of December 31, 2018	45,604	43,501	1,866	237

Summary of credit risk exposure using provision matrix
December 31, 2019	Days past due
	Current and
	<30 days	30-60 days	61-90 days	>91 days	Total
Expected credit loss rate	0.10%	1%	57%	94%
Exposure at default	5,143	490	362	76	6,071
Expected credit loss	(6)	(3)	(208)	(71)	(288)

December 31, 2018	Days past due
	Current and
	<30 days	30-60 days	61-90 days	>91 days	Total
Expected credit loss rate	0.26%	3%	36%	98%
Exposure at default	7,672	96	22	331	8,121
Expected credit loss	(20)	(3)	(8)	(323)	(354)

Summary of largest counterparties balances

	Trade and other receivables
	As of December 31,	As of December 31,
	2018	2019
Concentration of credit risks by main counterparties, % from total amount
Top 5 counterparties	40%	43%
Others	60%	57%